Equity and Distributions - Summary of Previous Owners' Equity Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Structure And Transactions [Line Items]
Balance				$ 863,021				$ 864,863	$ 863,021	$ 864,863	$ 891,483
Net income (loss)	158,839	101,307	(111,640)	(32,892)	1,029	12,098	56,413	(8,535)	115,614	61,005	23,067
Contributions									6,560	97,324	64,803
Contribution of oil and gas properties											6,893
Distribution attributable to net assets acquired									(2,413)	(502,920)	(260,663)
Contribution related to sale of assets to NGP affiliate											40,138
Net book value of net assets acquired by NGP affiliate											(33,859)
Distributions									(164,738)	(127,741)	(62,922)
Distribution of net asset to MRD Holdco									(26,131)
Tax related effects attributable to Memorial Resource restructuring and initial public offering									(30,483)
Other									(227)	2,424	80
Net assets retained by previous owners										(20,782)
Balance	1,296,314				863,021				1,296,314	863,021	864,863
Tanos/Classic Properties [Member]
Equity Structure And Transactions [Line Items]
Balance											50,853
Net income (loss)											1,000
Net book value of net assets acquired by Partnership											(50,639)
Distributions											(1,214)
REO [Member]
Equity Structure And Transactions [Line Items]
Balance											72,755
Net income (loss)											28,691
Net book value of net assets acquired by Partnership											(93,696)
Distributions											(7,750)
WHT Properties [Member]
Equity Structure And Transactions [Line Items]
Balance								107,893		107,893	99,524
Net income (loss)										(1,219)	8,369
Net book value of net assets acquired by Partnership										(106,674)
Balance											107,893
Cinco Group [Member]
Equity Structure And Transactions [Line Items]
Balance								276,801		276,801	211,444
Net income (loss)										12,494	8,233
Contributions										7,233	64,597
Contribution of oil and gas properties											6,893
Distribution attributable to net assets acquired										55,281
Net book value of net assets acquired by Partnership										(297,627)
Contribution related to sale of assets to NGP affiliate											40,138
Net book value of net assets acquired by NGP affiliate											(33,859)
Distributions										(31,098)	(20,553)
Other										(2,302)	(92)
Net assets retained by previous owners										(20,782)
Balance											276,801
Property Swap [Member]
Equity Structure And Transactions [Line Items]
Balance				283,405				153,098	283,405	153,098	148,582
Net income (loss)									(2,465)	40,737	(23,451)
Contributions									5,990	89,570
Distribution attributable to net assets acquired											27,000
Distributions									(9,886)		1,079
Distribution of net asset to MRD Holdco									(26,131)
Tax related effects attributable to Memorial Resource restructuring and initial public offering									(30,483)
Other									227		(112)
Balance	220,657				283,405				220,657	283,405	153,098
Previous Owners [Member]
Equity Structure And Transactions [Line Items]
Balance				283,405				537,792	283,405	537,792	583,158
Net income (loss)									(2,465)	52,012	22,842
Contributions									5,990	96,803	64,597
Contribution of oil and gas properties											6,893
Distribution attributable to net assets acquired										55,281	27,000
Net book value of net assets acquired by Partnership										(404,301)	(144,335)
Contribution related to sale of assets to NGP affiliate											40,138
Net book value of net assets acquired by NGP affiliate											(33,859)
Distributions									(9,886)	(31,098)	(28,438)
Distribution of net asset to MRD Holdco									(26,131)
Tax related effects attributable to Memorial Resource restructuring and initial public offering									(30,483)
Other									227	(2,302)	(204)
Net assets retained by previous owners										(20,782)
Balance	$ 220,657				$ 283,405				$ 220,657	$ 283,405	$ 537,792